Financial results (Tables)	12 Months Ended
Dec. 31, 2022
Financial Results
Schedule of results by segment

		2022	2021	2020
Financial income
Interest income		1,049,745	439,891	310,202
Inflation indexation income on tax assets	(i)	16,489	1,041,917	170,857
Gain on derivatives		635,779	246,459	-
Other		308,121	99,171	119,125
		2,010,134	1,827,438	600,184

Financial expenses
Interest expenses		(3,125,206)	(2,922,958)	(2,928,803)
Inflation indexation expenses on tax liabilities		(266,281)	(93,722)	(138,410)
Discounts granted		(129,249)	(75,677)	(81,920)
Loans transaction costs - amortization		(260,511)	(691,243)	(172,269)
Adjustment to present value - appropriation		(580,994)	(179,461)	(225,889)
Interest expense on leases		(203,257)	(173,536)	(164,166)
Losses on derivatives		(596,501)	(1,003,502)	(809,150)
Other		(500,694)	(767,056)	(392,758)
		(5,662,693)	(5,907,155)	(4,913,365)

Exchange rate variations, net
On financial assets		(522,251)	230,370	336,527
On financial liabilities		(49,919)	(4,233,177)	(5,635,238)
		(572,170)	(4,002,807)	(5,298,711)

Total		(4,224,729)	(8,082,524)	(9,611,892)

(i)	In 2021, R$990,877 refers to the inflation adjustment of lawsuits with final and unappealable decisions related to ICMS exclusion from PIS/COFINS calculation basis (Note 10.b).

Schedule of effects from exchange variation on the Company?transactions are mainly due to the variations

	End of year rate			Average rate
								Variation
	2022	2021	Variation	2022	2021	Dec/20	2022-2021	2021-2020
U.S. dollar - Brazilian real	5.2177	5.5805	-6.50%	5.1655	5.3956	5.1578	-4.26%	4.61%
Euro - Brazilian real	5.5694	6.3210	-11.89%	5.4420	6.3784	5.8989	-14.68%	8.13%
Mexican peso - Brazilian real	0.2667	0.2730	-2.31%	0.2569	0.2660	0.2402	-3.44%	10.75%
U.S. dollar - Mexican peso	19.5720	20.4519	-4.30%	20.1249	20.2900	21.5098	-0.81%	-5.67%
U.S. dollar - Euro	0.9416	0.8853	6.36%	0.9510	0.8458	0.8775	12.44%	-3.61%